Joint Venture and Redeemable Non-Controlling Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Joint Venture And Non Controlling Interest [Abstract]
Joint Venture and Redeemable Non-Controlling Interest

Note 12. Joint Venture and Redeemable Non-Controlling Interest

As described in Note 2, on September 11, 2018, the Company entered into a JVA with VWGoA and VGA and formed QSV. The Company determined the entity was a VIE with a related party, and the Company’s operations were more closely associated with QSV. As such, the Company consolidates QSV for financial reporting purposes, and a non-controlling interest is recorded for VGA’s interest in the net assets and operations of QSV’s operations to the extent of the VGA investment. The Company’s Condensed Consolidated Balance Sheet includes $3.4 million cash and cash equivalents and less than $0.1 million of prepaid expenses of QSV as of March 31, 2021 and December 31, 2020. Although the Company has consolidated the net assets of QSV, it has no right to the use of those assets for its standalone operations.

The following table sets forth the change in redeemable non-controlling interest for years ended three months ended March 31, 2021 and 2020 (amounts in thousands):

Redeemable Non-Controlling Interest
Balance as of December 31, 2020	$1,704
Net loss attributable to redeemable non-controlling interest in QSV	(10)

Balance as of March 31, 2021	$1,694

Redeemable Non-Controlling Interest
Balance as of December 31, 2019	$1,710
Net loss attributable to redeemable non-controlling interest in QSV	(4)

Balance as of March 31, 2020	$1,706

On May 14, 2020, the Company amended the JVA and other related agreements regarding QSV in connection with VGA’s investment of $200.0 million in the Company’s Series F convertible preferred stock as described in Note 9. The Company determined the amendments represented a reconsideration event and determined that QSV is still a variable interest entity. As the significance and nature of the business of QSV continues to be more aligned with the core business of the Company and the Company continues to absorb a majority of the variability associated with QSV’s anticipated economic performance, the Company continues to be the related party most closely associated with QSV.

In September 2020, the Company entered into an agreement with VWGoA under which the Company agreed to reserve $134.0 million from the aggregate proceeds of the Series F Preferred Stock financings and the Business Combination to fund its expected equity contributions to QSV, which amounts are included in cash and cash equivalents in the accompanying Condensed Consolidated Balance Sheet as of March 31, 2021.

13. Joint Venture and Redeemable Non-Controlling Interest

As described in Note 2, on September 11, 2018, the Company entered into a JVA with VWGoA and VGA and formed the JV entity. The Company determined the entity was a variable interest entity with a related party, and the Company’s operations were more closely associated with the JV entity. As such, the Company consolidates the JV entity for financial reporting purposes, and a non-controlling interest is recorded for VGA’s interest in the net assets and operations of QSV operations to the extent of the VGA investment. The Company’s Consolidated Balance Sheet includes $3.4 million cash and cash equivalents and less than $0.1 million of prepaid expenses of the JV entity at December 31, 2020 ($3.4 million and less than $0.1 million, respectively at December 31, 2019). Although the Company has consolidated the net assets of the JV entity, it has no right to the use of those assets for its standalone operations.

The following table sets forth the change in redeemable non-controlling interest for years ended December 31, 2020 and 2019 (amounts in thousands):

Redeemable Non-Controlling Interest
Balance at December 31, 2018	$1,690
Net income attributable to redeemable non-controlling interest in consolidated JV	20

Balance at December 31, 2019	$1,710
Net loss attributable to redeemable non-controlling interest in consolidated JV	(6)

Balance at December 31, 2020	$1,704

On May 14, 2020, the Company amended the JVA and other related agreements regarding the JV entity in connection with VGA’s investment of $200.0 million in the Company’s Series F convertible preferred stock as described in Note 11. The Company determined the amendments represented a reconsideration event and determined that the JV entity is still a variable interest entity. As the significance and nature of the business of the JV entity continues to be more aligned with the core business of the Company and the Company continues to absorb a majority of the variability associated with the JV entity’s anticipated economic performance, the Company continues to be the related party most closely associated with the JV entity.

In September 2020, the Company entered into an agreement with VWGoA under which the Company agreed to reserve $134.0 million from the aggregate proceeds of the Series F Preferred Stock Financings and the Business Combination to fund its expected equity contributions to the JV entity, which amounts are included in Marketable securities in the accompanying Consolidated Balance Sheet as of December 31, 2020.